Employee Benefit Plans and Similar Obligations (Tables)	12 Months Ended
Dec. 31, 2021
Plan 2016-2019 [member]
Statement [Line Items]
Summary of Share Based Benefit Plan
Plan 2016 -

2019

	2021	2020	2019
Amount at the beginning of the fiscal year	—	—	183,080
- Granted	—	—	—
- Settled	—	—	(180,478)
- Expired	—	—	(2,602)

Amount at the end of the fiscal year (1)	—	—	—

Expense recognized during the fiscal year	—	—	21
Fair value of shares on grant date (in dollars)	—	—	16.99

(1)	The life of the plan in 2019 was 7 months.

Plan 2017-2020 [member]
Statement [Line Items]
Summary of Share Based Benefit Plan

Plan 2017 - 2020

	2021	2020	2019
Amount at the beginning of the fiscal year	—	183,201	375,552
- Granted	—	—	—
- Settled	—	(179,160)	(182,445)
- Expired	—	(4,041)	(9,906)

Amount at the end of the fiscal year (1)	—	—	183,201

Expense recognized during the fiscal year	—	37	98
Fair value of shares on grant date (in dollars)	—	20.26	20.26

(1)	The life of the plan in 2020 was 7 months, whereas the remaining life of the plan was 7 months as of December 31, 2019.

Plan 2018-2021 [member]
Statement [Line Items]
Summary of Share Based Benefit Plan
Plan 2018 - 2021

	2021	2020	2019
Amount at the beginning of the fiscal year	237,082	508,458	761,512
- Granted	—	—	—
- Settled	(230,254)	(246,457)	(246,987)
- Expired	(6,828)	(24,919)	(6,067)

Amount at the end of the fiscal year (1)	—	237,082	508,458

Expense recognized during the fiscal year	38	127	212
Fair value of shares on grant date (in dollars)	13.60	13.60	13.60

(1)	The life of the plan in 2021 was 7 months, whereas the remaining life of the plan was 7 months as of December 31, 2020, and between 7 and 19 months as of December 31, 2019.

Plan 2019-2022 [member]
Statement [Line Items]
Summary of Share Based Benefit Plan
Plan 2019 - 2022

	2021	2020	2019
Amount at the beginning of the fiscal year	467,368	758,690	—
- Granted	—	—	758,690
- Settled	(182,510)	(246,236)	—
- Expired	(25,954)	(45,086)	—

Amount at the end of the fiscal year (1)	258,904	467,368	758,690

Expense recognized during the fiscal year	168	293	189
Fair value of shares on grant date (in dollars)	9.97	9.97	9.97

(1)	The average remaining life of the plan is 7 months as of December 31, 2021, between 7 and 19 months as of December 31, 2020 and between 7 and 31 months as of December 31, 2019.

Plan 2020-2023 [member]
Statement [Line Items]
Summary of Share Based Benefit Plan
Plan 2020 - 2023

	2021	2020	2019
Amount at the beginning of the fiscal year	774,150	—	—
- Granted	—	774,150	—
- Settled	(263,914)	—	—
- Expired	(40,457)	—	—

Amount at the end of the fiscal year (1)	469,779	774,150	—

Expense recognized during the fiscal year	180	108	—
Fair value of shares on grant date (in dollars)	4.75	4.75	—

(1)	The average remaining life of the plan is between 7 and 19 months as of December 31, 2021, and between 7 and 31 months as of December 31, 2020.

Plan 2021-2024 [member]
Statement [Line Items]
Summary of Share Based Benefit Plan
Plan 2021 - 2024

	2021	2020	2019
Amount at the beginning of the fiscal year	—	—	—
- Granted	1,252,400	—	—
- Settled	—	—	—
- Expired	—	—	—

Amount at the end of the fiscal year (1)	1,252,400	—	—

Expense recognized during the fiscal year	160	—	—
Fair value of shares on grant date (in dollars)	8.00	—	—

(1)	The average remaining life of the plan is between 7 and 31 months as of December 31, 2021.